Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Property, plant and equipment
7.	Property, plant and equipment

	Assets Under	Right-of-use		Other
Cost	Construction (a)	assets	Pilot plant	assets	Total
Balance, January 1, 2021	$—	$293	$215	$371	$879
Additions (note 2)	8,803	2,225	—	33	11,061
Transfers (note 8)	22,071	—	—	—	22,071
Asset retirement cost	162	—	—	—	162
Cumulative translation adjustment	(985)	(60)	(31)	(25)	(1,101)
Balance, December 31, 2021 (restated note 2)	$30,051	$2,458	$184	$379	$33,072
Additions	118,187	1,416	—	111	119,714
Asset retirement cost	2,652	—	—	—	2,652
Write-off	—	—	(202)	—	(202)
Cumulative translation adjustment	3,878	314	18	48	4,258
Balance, December 31, 2022	$154,768	$4,188	$—	$538	$159,494

	Assets Under	Right-of-use		Other
Accumulated Depreciation/Amortization	Construction	assets	Pilot plant	assets	Total
Balance, January 1, 2021	$—	$59	$33	$102	$194
Depreciation	—	164	19	38	221
Cumulative translation adjustment	—	(17)	(3)	(7)	(27)
Balance, December 31, 2021 (restated note 2)	$—	$206	$49	$133	$388
Depreciation	—	483	20	49	552
Write-off	—	—	(75)	—	(75)
Cumulative translation adjustment	—	33	6	16	56
Balance, December 31, 2022	$—	$722	$—	$198	$920

	Assets Under	Right-of-use		Other
Net Book Value	Construction	assets	Pilot plant	assets	Total
Balance, December 31, 2021 (restated note 2)	$30,051	$2,252	$135	$246	$32,684
Balance, December 31, 2022	$154,768	$3,466	$—	$340	$158,574

a.	Capitalized stock-based compensation

The assets under construction include $2,404 capitalized related to RSUs during the year ended December 31, 2022 (year ended December 31, 2021 - $nil).

b.	Assets Under Construction

During the year ended December 31, 2021, the project´s Xuxa Mine transitioned from the exploration and evaluation stage (under IFRS 6) to the development stage and, as a result, $22,071 of exploration and evaluation expenditures were transferred from exploration and evaluation assets to property, plant and equipment.

7.Property, plant and equipment (continued)

c.Royalty

The Company is subject to the following third-party royalties:

i.

2.0% Compensação Financeira pela Exploração de Recursos Minerais (CFEM), a royalty on mineral production levied by the Brazilian government, payable on the gross revenue from sales of minerals extracted from the Lithium Properties.

ii.

The Amilcar Royalty Agreement is a royalty of the gross revenues from sales of minerals extracted from the Lithium Properties, less all taxes and costs incurred in the process of extraction, production, processing, treatment, transportation, and commercialization of the products sold (“Net Revenues”). Sigma Brazil has the option to repurchase the Amilcar Royalty Agreement, exercisable at any time, for US $3,800. The holder (currently Amilcar de Melo Afgouni (“Amilcar”)) has the option to require the repurchase of the Amilcar Royalty Agreement for the same price, exercisable: (i) if Sigma Brazil enters into commercial production and reaches production of 40,000 tonnes of lithium concentrate per year; or (ii) if the original controlling group of Sigma Holdings ceases to have an indirect interest of at least 30% in Sigma Brazil on a fully diluted basis.

Due to the advancement of the Company’s project and significant spend as well as assessed likelihood of reaching production and exercising the option, the Company recognized the fair value of the royalty agreement call option of US$3,800 as at June 30, 2022. As a result, the Company recorded a current liability in the consolidated statement of financial position and an expense in the consolidated statement of net loss and comprehensive loss, in the amount of US$3,800 ($4,892). As of December 31, 2022, the current liability related to the royalty agreement call option was $5,081.

The Company exercised the Amilcar Royalty Agreement call option on April 13, 2023.

iii.	A royalty (currently held by LRC LP I, an unrelated party) of 1% of Net Revenues from sales of minerals extracted from the Lithium Properties.